Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Loss for the period	$ (1,326,889)	$ (3,355,418)
Items not affecting cash:
Amortization (Note 7)	73,601	74,494
Amortization of intangible assets (Note 10)	686,353	637,690
Finance expense		24,358
Loss on sale of equipment	2,659
Accrued interest	2,149	6,982
Effect of foreign exchange	(10,012)	25,066
Change in fair value of warrant liability		(227,997)
Share-based compensation	(1,247,113)	508,403
Changes in non-cash working capital items:
Receivables	26,182	52,590
Prepaids and other assets	(179,126)	(163,710)
Deferred revenue	(23,867)	(59,535)
Accounts payable and accrued liabilities	(261,896)	(69,414)
Cash used in operating activities	(2,257,959)	(2,546,492)
FINANCING ACTIVITIES
Repayment of notes payable – related party	(36,795)	(65,396)
Proceeds from warrant exercises	4,446,200
Proceeds from share issuances	2,250,000	7,876,960
Payments for lease liabilities	(65,788)	(63,562)
Payments of share issuance costs	(226,544)	(725,907)
Cash provided by financing activities	6,367,073	7,022,095
INVESTING ACTIVITIES
Purchase of equipment		(17,850)
Proceeds from sale of equipment	1,000
Development of intangible assets	(9,550)	(777,263)
Cash used in investing activities	(8,550)	(795,113)
Change in cash during the period	4,100,564	3,680,490
Cash - Beginning of period	1,178,846	1,678,156
Cash - End of period	$ 5,279,410	$ 5,358,646